Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Schedule of long-term debt instruments

	2011	2010
Direct obligations of AFG:
9-7/8% Senior Notes due June 2019	$350	$350
7% Senior Notes due September 2050	132	132
7-1/8% Senior Debentures due February 2034	115	115
Other	3	3

	600	600

Subsidiaries:
Obligations of AAG Holding (guaranteed by AFG):
7-1/2% Senior Debentures due November 2033	112	112
7-1/4% Senior Debentures due January 2034	86	86
Notes payable secured by real estate due 2012 through 2016	64	65
Secured borrowings ($17 and $18 guaranteed by AFG)	30	41
National Interstate bank credit facility	22	20
American Premier Underwriters 10-7/8% Subordinated Notes	—	8

	314	332

Payable to Subsidiary Trusts:
AAG Holding Variable Rate Subordinated Debentures due May 2033	20	20

	$934	$952

Summary of secured and unsecured long-term debt

	2011	2010
Unsecured obligations	$840	$846
Obligations secured by real estate	64	65
Other secured borrowings	30	41

	$934	$952